Accounts receivable from card issuers (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Accounts Receivables

	2019	2018
Accounts receivable from card issuers (a)	13,595,133	9,195,466
Accounts receivable from other acquirers (b)	478,917	54,968
Allowance for expected credit losses	(7,236)	(5,826)

	14,066,814	9,244,608

(a)	Accounts receivable from card issuers, net of interchange fees, as a result of processing transactions with clients.
(b)	Accounts receivable from other acquirers related to PSP (Payment Service Provider) transactions.

Summary of Allowance for Expected Credit Losses
The movement in the allowance for expected credit losses of accounts receivable from card issuers is as follows:

	2019	2018
At January 1	5,826	—
Adoption of new accounting standard (IFRS 9)	—	760
Charge for the year	1,771	5,066
Reversal	(361)	—

At December 31	7,236	5,826